RIGHT-OF-USE ASSETS AND LEASES LIABILITIES - Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
Lease liabilities - current	¥ 13,404	¥ 13,431	¥ 19,380
Lease liabilities - noncurrent	33,325	46,728
Total lease liabilities	¥ 46,729	¥ 60,159	¥ 19,380